Consolidated Statements of Changes in Equity (USD $) In Thousands	Total	General Partner [Member]	Limited Partner [Member]	Series A Preferred Stock [member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Notes Receivable from Officers, Director and Employees [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Contributed Capital [Member]	Accumulated Earnings/(Deficit) [Member]
Balance at Jul. 01, 2008	$ 27,838			$ 3	$ 3	$ 28,068	$ (419)	$ (4)	$ 187
Balance, Shares at Jul. 01, 2008				282	347
Stock issuance	5,010				1	5,165	(156)
Stock issuance, Shares				50	72
Stock repurchase	(19)						19	(38)
Stock repurchase, Shares								3
Net income (loss)	2,984								2,984
Balance at Jun. 30, 2009	47,374						(1,198)			48,572
Balance at Jun. 30, 2009	35,813			3	4	33,233	(556)	(42)	3,171
Balance, Shares at Jun. 30, 2009				332	419			3
Distributions	(1,499)									(1,499)
Net income (loss)	(9,096)										(9,096)
Balance at Dec. 31, 2009	36,779						(1,198)			47,073	(9,096)
Contributions	10,000						(646)			10,646
Distributions	(4,785)									(4,785)
Repurchase of common units	(4)						11			(15)
Interest in partnership sold	4									4
Net income (loss)	1,078										1,078
Balance at Dec. 31, 2010	43,072						(1,833)			52,923	(8,018)
Contributions	1,244						(106)			1,350
Repurchase of common units	(1)						3			(4)
Equity-based compensation	1,671									1,671
Net income (loss)	17,927										17,927
Balance at Nov. 30, 2011	63,913						(1,936)			55,940	9,909
Combination transaction with Mid-Con Energy I, LLC and Mid-Con Energy II, LLC	63,913	1,278	62,635
Combination transaction with Mid-Con Energy I, LLC and Mid-Con Energy II, LLC, Units			12,240
Issuance of common units in initial public offering	87,395		87,395
Issuance of common units in initial public offering, Units			5,400
Distributions	(109,000)		(109,000)
Net income (loss)	1,041	21	1,020
Balance at Dec. 31, 2011	43,349	1,299	42,050
Balance, Units at Dec. 31, 2011			17,640
Distributions	(9,656)	(191)	(9,465)
Equity-based compensation	2,690	53	2,637
Equity-based compensation, Units			150
Net income (loss)	24,090	477	23,613
Balance at Jun. 30, 2012	$ 60,473	$ 1,638	$ 58,835
Balance, Units at Jun. 30, 2012			17,790